Supplemental Balance Sheet and Cash Flow Information	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Supplemental Balance Sheet and Cash Flow Information

NOTE 8 – SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION

Receivables

Receivables as of July 29, 2012 and January 29, 2012 consisted of the following (amounts in millions):

	July 29, 2012	January 29, 2012
Trade receivables, net of allowance for doubtful accounts	$1,011	$919
Vendor rebate receivables	68	71
Other receivables	22	12

Total receivables, net	$1,101	$1,002

Other Current Liabilities

Other current liabilities as of July 29, 2012 and January 29, 2012 consisted of the following (amounts in millions):

	July 29, 2012	January 29, 2012
Accrued interest	$154	$233
Accrued non-income taxes	40	31
Branch closure & consolidation reserves	13	16
Other	102	98

Total other current liabilities	$309	$378

Significant Non-Cash Transaction

Interest payments on the 13.5% Senior Subordinated Notes are due each March 1st and September 1st through maturity except that the first eight payment periods through September 2011 were paid in kind (“PIK”) and therefore increased the balance of the outstanding indebtedness rather than paid in cash. The Company made a PIK interest payment during the first quarter of fiscal 2011 of $108 million, increasing the outstanding balance of the 13.5% Senior Subordinated Notes.

Supplemental Cash Flow Information

Cash paid for interest in the six months ended July 29, 2012 and July 31, 2011 was $351 million and $177 million, respectively. Cash paid for income taxes, net of refunds, in the six months ended July 29, 2012 and July 31, 2011 was $2 million and $5 million, respectively.

NOTE 12—SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION

Receivables

Receivables as of January 29, 2012 and January 30, 2011 consisted of the following (amounts in millions):

	January 29, 2012	January 30, 2011
Trade receivables, net of allowance for doubtful accounts	$919	$837
Vendor rebate receivables	71	60
Other receivables	12	10

Total receivables, net	$1,002	$907

Property and Equipment

Property and equipment as of January 29, 2012 and January 30, 2011 consisted of the following (amounts in millions):

	January 29, 2012	January 30, 2011
Land	$42	$45
Buildings and improvements	206	214
Transportation equipment	44	20
Furniture, fixtures and equipment	298	288
Capitalized software	185	177
Construction in progress	40	12

	815	756
Less accumulated depreciation & amortization	(417)	(366)

Property and equipment, net	$398	$390

Other Current Liabilities

Other current liabilities as of January 29, 2012 and January 30, 2011 consisted of the following (amounts in millions):

	January 29, 2012	January 30, 2011
Accrued interest	$233	$131
Accrued non-income taxes	31	28
Branch closure & consolidation reserves	16	18
Other	98	95

Total other current liabilities	$378	$272

Significant Non-Cash Transactions

Interest payments on the 13.5% Senior Subordinated Notes are due each March 1st and September 1st through maturity except that the first eight payment periods through September 2011 were payments in kind (“PIK”) and therefore increased the balance of the outstanding indebtedness rather than paid in cash. The Company made PIK interest payments during fiscal 2011, fiscal 2010, and fiscal 2009 of $223 million, $196 million, and $172 million, respectively, increasing the outstanding balance of the 13.5% Senior Subordinated Notes.

Supplemental Cash Flow Information

Cash paid for interest in fiscal 2011, fiscal 2010, and fiscal 2009 was approximately $356 million, $363 million, and $366 million, respectively. During fiscal 2010, as a result of recent tax legislation regarding net operating loss carry-back periods, the Company filed for and received a cash refund of $220 million from the Internal Revenue Service for income tax previously paid. During fiscal 2009, the Company received a cash refund of $134 million from the Internal Revenue Service for income tax previously paid. Cash paid for income taxes, net of refunds, in fiscal 2011, fiscal 2010, and fiscal 2009 was approximately $5 million net payment, $216 million net refund, and $127 million net refund, respectively.